Loans (Schedule Of Troubled Debt Restructurings Within The Previous 12 Months) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 number	Dec. 31, 2011 number
General C I [Member]
Financing Receivable, Modifications [Line Items]
Number	38	43
Recorded Investment	$ 29,295	$ 31,663
Income C R E [Member]
Financing Receivable, Modifications [Line Items]
Number	23	24
Recorded Investment	20,172	26,563
Residential C R E [Member]
Financing Receivable, Modifications [Line Items]
Number	4	15
Recorded Investment	292	18,512
Home Equity [Member]
Financing Receivable, Modifications [Line Items]
Number	34	35
Recorded Investment	3,722	6,041
R E Installment Loans [Member]
Financing Receivable, Modifications [Line Items]
Number	36	26
Recorded Investment	3,619	2,421
Commercial Financial And Industrial [Member]
Financing Receivable, Modifications [Line Items]
Number	38	43
Recorded Investment	29,295	31,663
Commercial Real Estate Portfolio Segment [Member]
Financing Receivable, Modifications [Line Items]
Number	27	39
Recorded Investment	20,464	45,075
Consumer Real Estate Portfolio Segment [Member]
Financing Receivable, Modifications [Line Items]
Number	70	61
Recorded Investment	7,341	8,462
Credit Card And Other Portfolio Segment [Member]
Financing Receivable, Modifications [Line Items]
Number	20	51
Recorded Investment	72	3,842
Troubled Debt Restructurings That Subsequently Defaulted [Member]
Financing Receivable, Modifications [Line Items]
Number	170	231
Recorded Investment	63,186	127,018
Permanent Mortgage Portfolio Segment [Member]
Financing Receivable, Modifications [Line Items]
Number	15	37
Recorded Investment	$ 6,014	$ 37,976